Accounts Payable and Accrued Expenses	12 Months Ended
May 31, 2025
DIAMIR BIOSCIENCES CORP. [Member]
Accounts Payable and Accrued Expenses [Line Items]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 7 — ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consist of the following:

	May 31, 2025	May 31, 2024
Outside services	$220,411	$123,065
Employee compensation	5,884	12,285
Other	5,563	13,298
Total	$231,858	$148,648